Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
BHP Group Ltd.	738,076	$21,041,215
BlueScope Steel Ltd.	121,680	1,820,472
Fortescue Ltd.	354,893	4,935,578
Qantas Airways Ltd.	320,656	2,136,255
Rio Tinto Ltd.	60,308	5,236,318
Santos Ltd.	468,665	1,935,650
Sonic Healthcare Ltd.	88,716	1,227,882
South32 Ltd.	1,401,694	2,898,824
Vicinity Ltd.	1,034,520	1,709,097
Woodside Energy Group Ltd.	240,315	3,894,412
		46,835,703
Austria — 0.4%
Erste Group Bank AG	82,542	8,550,432
OMV AG	34,598	1,894,106
		10,444,538
Belgium — 0.9%
Ageas SA	36,647	2,425,283
Anheuser-Busch InBev SA	226,765	13,827,495
Groupe Bruxelles Lambert NV	13,152	1,155,936
KBC Group NV	29,248	3,518,809
Sofina SA	3,564	979,582
Syensqo SA	19,954	1,647,129
		23,554,234
Canada — 3.1%
AltaGas Ltd.	55,258	1,622,026
Bank of Nova Scotia (The)	138,131	9,059,692
Barrick Mining Corp.	201,191	6,604,281
BCE Inc.	10,491	239,807
Canadian Tire Corp. Ltd., Class A, NVS	11,325	1,298,796
Cenovus Energy Inc.	133,886	2,262,378
CGI Inc.	54,529	4,745,506
Empire Co. Ltd., NVS	36,309	1,233,556
Fairfax Financial Holdings Ltd.	3,561	5,781,411
iA Financial Corp. Inc.	12,246	1,445,544
Kinross Gold Corp.	170,496	3,965,334
Lundin Mining Corp.	103,717	1,668,287
Magna International Inc.	103,376	4,883,743
Manulife Financial Corp.	324,403	10,498,486
Nutrien Ltd.	110,590	6,023,293
Open Text Corp.	213,413	8,187,768
Power Corp. of Canada	93,286	4,369,819
Rogers Communications Inc., Class B, NVS	113,533	4,443,212
Saputo Inc.	71,039	1,716,525
Teck Resources Ltd., Class B	79,750	3,421,309
Whitecap Resources Inc.	146,832	1,092,956
		84,563,729
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	2,116	4,361,404
AP Moller - Maersk A/S, Class B, NVS(a)	3,249	6,679,708
Danske Bank A/S	164,198	7,338,534
Genmab A/S(b)	7,815	2,229,055
Orsted A/S(b)(c)	21,149	378,763
		20,987,464
Finland — 1.1%
Fortum OYJ	81,341	1,813,898
Nokia OYJ	3,727,598	25,427,052
Stora Enso OYJ, Class R	157,606	1,835,188
UPM-Kymmene OYJ	93,278	2,502,863
		31,579,001
Security	Shares	Value
France — 10.5%
Alstom SA(b)	162,337	$4,059,655
ArcelorMittal SA	315,028	12,026,524
Arkema SA	21,891	1,299,508
AXA SA	247,899	10,755,942
BNP Paribas SA	378,856	29,345,411
Bollore SE	197,896	1,101,960
Bouygues SA	95,465	4,309,109
Capgemini SE	70,355	10,823,793
Carrefour SA	400,974	6,039,048
Cie de Saint-Gobain SA	159,902	15,520,408
Cie Generale des Etablissements Michelin SCA	187,201	5,980,213
Covivio SA/France	10,747	689,504
Credit Agricole SA	383,485	6,922,429
Danone SA	99,758	8,810,289
Eiffage SA	32,404	3,987,304
Engie SA	652,205	15,270,044
Eurofins Scientific SE	20,564	1,450,368
Ipsen SA	11,798	1,657,987
Klepierre SA	40,416	1,544,560
Orange SA	666,987	10,669,367
Pernod Ricard SA	34,480	3,376,989
Publicis Groupe SA	54,445	5,456,974
Renault SA	139,933	5,437,682
Rexel SA	86,435	2,997,132
Sanofi SA	379,311	38,372,155
Societe Generale SA	349,955	22,194,359
STMicroelectronics NV	379,128	9,309,823
Teleperformance SE	34,140	2,437,888
TotalEnergies SE	413,549	25,819,940
Unibail-Rodamco-Westfield, New	22,255	2,301,239
Vinci SA	141,828	18,964,708
		288,932,312
Germany — 10.0%
BASF SE	204,431	10,086,998
Bayer AG, Registered	641,936	19,967,090
Bayerische Motoren Werke AG	153,166	14,281,939
Brenntag SE	28,636	1,590,407
Commerzbank AG	283,402	10,333,655
Continental AG	40,555	3,098,883
Daimler Truck Holding AG	242,310	9,712,429
Deutsche Bank AG, Registered	804,449	28,799,410
Deutsche Lufthansa AG, Registered	549,459	4,817,050
Deutsche Post AG, Registered	279,403	12,837,548
Deutsche Telekom AG, Registered	678,195	21,007,206
E.ON SE	393,876	7,328,605
Evonik Industries AG	62,393	1,045,584
Fresenius Medical Care AG	100,037	5,370,711
Fresenius SE & Co. KGaA	189,892	10,926,946
Heidelberg Materials AG	35,816	8,402,559
Henkel AG & Co. KGaA	42,059	3,140,693
Infineon Technologies AG	490,088	19,453,012
Mercedes-Benz Group AG	363,827	23,606,745
Merck KGaA	30,639	4,013,513
RWE AG	224,976	11,075,685
Siemens AG, Registered	149,434	42,349,177
Talanx AG(b)	9,158	1,115,182
		274,361,027
Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	978,500	4,808,073
CK Asset Holdings Ltd.	408,500	2,020,949
CK Infrastructure Holdings Ltd.	158,000	1,027,688

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Henderson Land Development Co. Ltd.	241,000	$847,778
Hongkong Land Holdings Ltd.	278,100	1,699,279
Jardine Matheson Holdings Ltd.	150,300	8,824,800
MTR Corp. Ltd.(a)	673,500	2,470,861
Power Assets Holdings Ltd.	280,500	1,781,944
Sino Land Co. Ltd.	2,468,000	3,065,590
SITC International Holdings Co. Ltd.	543,000	1,999,943
Sun Hung Kai Properties Ltd.	614,000	7,471,634
Swire Pacific Ltd., Class A	300,000	2,477,796
WH Group Ltd.(c)	5,927,000	5,701,280
Wharf Real Estate Investment Co. Ltd.	419,000	1,192,566
		45,390,181
Ireland — 0.4%
AIB Group PLC	555,728	5,121,771
Bank of Ireland Group PLC	337,288	5,522,406
		10,644,177
Israel — 1.4%
Bank Hapoalim BM	294,226	5,967,685
Bank Leumi Le-Israel BM	367,730	7,463,436
Check Point Software Technologies Ltd.(a)(b)	18,919	3,702,070
ICL Group Ltd.	174,197	1,141,076
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	344,361	3,441,469
Mizrahi Tefahot Bank Ltd.	28,439	1,849,034
Nice Ltd.(b)	17,333	2,364,358
Teva Pharmaceutical Industries Ltd., ADR(b)	602,156	12,332,155
		38,261,287
Italy — 3.8%
Banco BPM SpA	304,874	4,441,844
BPER Banca SpA	258,512	3,097,464
Enel SpA	1,843,456	18,647,953
Eni SpA	522,313	9,631,177
Intesa Sanpaolo SpA	3,013,743	19,424,595
Nexi SpA(c)	190,219	1,002,952
Stellantis NV	1,636,833	16,646,340
Telecom Italia SpA/Milano(b)	3,780,381	2,229,074
Tenaris SA, NVS	78,171	1,553,638
UniCredit SpA	367,862	27,238,941
Unipol Assicurazioni SpA	64,896	1,420,789
		105,334,767
Japan — 30.3%
AGC Inc.	110,700	3,458,602
Aisin Corp.	201,200	3,615,603
ANA Holdings Inc.	71,200	1,334,444
Asahi Group Holdings Ltd.	566,900	6,112,214
Asahi Kasei Corp.	423,600	3,245,673
Astellas Pharma Inc.	382,700	4,005,961
Bridgestone Corp.	141,200	6,164,103
Canon Inc.	613,900	17,629,870
Central Japan Railway Co.	544,100	13,320,500
Chiba Bank Ltd. (The)	129,700	1,265,578
Chubu Electric Power Co. Inc.	433,700	6,030,926
Dai Nippon Printing Co. Ltd.	193,400	3,227,918
Daito Trust Construction Co. Ltd.	181,300	3,389,595
Daiwa House Industry Co. Ltd.	205,900	6,985,785
Daiwa Securities Group Inc.	198,100	1,524,568
Denso Corp.	454,100	6,344,586
East Japan Railway Co.	247,200	6,037,858
ENEOS Holdings Inc.	762,600	4,811,025
Fuji Electric Co. Ltd.	43,100	3,078,261
FUJIFILM Holdings Corp.	660,800	15,315,153
Security	Shares	Value
Japan (continued)
Fujitsu Ltd.	500,200	$13,035,431
Hankyu Hanshin Holdings Inc.	86,800	2,330,924
Hikari Tsushin Inc.	3,500	927,102
Honda Motor Co. Ltd.	2,031,900	20,536,907
Hulic Co. Ltd.	296,800	3,066,347
Idemitsu Kosan Co. Ltd.	212,500	1,477,672
Inpex Corp.	318,200	5,871,465
Isuzu Motors Ltd.	181,000	2,220,921
ITOCHU Corp.	399,800	23,157,716
Japan Airlines Co. Ltd.	61,800	1,113,352
Japan Post Bank Co. Ltd.	472,000	5,288,797
Japan Post Holdings Co. Ltd.	626,300	5,869,089
Japan Post Insurance Co. Ltd.	51,300	1,326,737
Japan Tobacco Inc.	294,600	10,261,767
JFE Holdings Inc.	394,500	4,521,055
Kajima Corp.	167,100	5,386,931
Kansai Electric Power Co. Inc. (The)	529,600	8,261,840
Kawasaki Kisen Kaisha Ltd.	224,200	3,212,236
KDDI Corp.	708,000	11,285,767
Kirin Holdings Co. Ltd.	261,100	3,671,776
Komatsu Ltd.	403,200	13,487,422
Kubota Corp.	479,900	6,213,342
Kyocera Corp.	868,200	11,520,490
Kyowa Kirin Co. Ltd.	52,800	817,557
LY Corp.	572,400	1,682,006
Makita Corp.	58,900	1,780,626
Marubeni Corp.	776,800	19,090,653
MEIJI Holdings Co. Ltd.	74,800	1,439,896
Minebea Mitsumi Inc.	133,000	2,628,580
Mitsubishi Chemical Group Corp.	674,200	3,521,735
Mitsubishi Corp.	1,267,200	30,428,829
Mitsubishi Electric Corp.	525,900	14,931,662
Mitsubishi Estate Co. Ltd.	320,500	6,791,996
Mitsubishi HC Capital Inc.	195,000	1,525,420
Mitsubishi UFJ Financial Group Inc.	2,069,000	31,252,798
Mitsui & Co. Ltd.	1,143,300	28,115,599
Mitsui OSK Lines Ltd.	258,800	7,689,366
Mizuho Financial Group Inc.	591,970	19,828,309
MS&AD Insurance Group Holdings Inc.	152,500	3,143,705
Murata Manufacturing Co. Ltd.	684,300	14,754,133
NEC Corp.	447,400	16,249,584
Nippon Building Fund Inc.	2,412	2,225,595
Nippon Steel Corp.	2,670,100	11,006,226
Nippon Yusen KK	316,800	10,940,160
Nissan Motor Co. Ltd.(b)	1,590,400	3,635,229
Nomura Holdings Inc.	974,900	6,956,983
NTT Inc.	9,644,600	9,926,739
Obayashi Corp.	231,700	3,919,771
ORIX Corp.	314,900	7,703,094
Osaka Gas Co. Ltd.	139,200	4,379,906
Otsuka Holdings Co. Ltd.	127,600	6,944,501
Panasonic Holdings Corp.	829,500	9,638,147
Renesas Electronics Corp.	1,178,900	14,558,904
Resona Holdings Inc.	366,000	3,528,634
SBI Holdings Inc.	64,500	2,882,313
SCREEN Holdings Co. Ltd.	28,700	2,720,693
SCSK Corp.	35,900	1,319,204
Secom Co. Ltd.	82,300	2,782,135
Sekisui Chemical Co. Ltd.	127,700	2,212,311
Sekisui House Ltd.	150,500	3,229,017
Seven & i Holdings Co. Ltd.	536,600	6,825,442
Shionogi & Co. Ltd.	245,200	4,112,640

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	134,800	$23,653,156
Subaru Corp.	295,100	6,277,698
Sumitomo Corp.	670,600	19,508,386
Sumitomo Electric Industries Ltd.	224,900	8,199,270
Sumitomo Metal Mining Co. Ltd.	103,000	3,369,381
Sumitomo Mitsui Financial Group Inc.	817,000	22,119,286
Sumitomo Mitsui Trust Group Inc.	166,000	4,559,447
Suntory Beverage & Food Ltd.	42,500	1,286,461
Suzuki Motor Corp.	433,000	6,464,201
Taisei Corp.	51,200	3,725,380
Takeda Pharmaceutical Co. Ltd.	416,300	11,234,894
TDK Corp.	978,700	17,100,045
TIS Inc.	40,000	1,378,033
Tokyo Gas Co. Ltd.	111,000	3,895,454
Tokyu Corp.	75,000	834,601
Toppan Holdings Inc.	101,700	2,487,362
Toray Industries Inc.	402,100	2,461,829
Toyota Industries Corp.	69,700	7,576,536
Toyota Motor Corp.	2,847,700	58,056,414
Toyota Tsusho Corp.	342,700	10,475,046
West Japan Railway Co.	141,700	2,912,235
Yamaha Motor Co. Ltd.	300,500	2,165,031
Yokogawa Electric Corp.	94,500	2,826,915
Yokohama Financial Group, Inc.	227,200	1,650,434
		832,280,902
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	182,026	5,438,693
Aegon Ltd.	408,419	3,112,449
AerCap Holdings NV	106,783	13,907,418
ASR Nederland NV	23,813	1,589,247
EXOR NV, NVS	23,057	1,998,119
Heineken Holding NV	24,333	1,643,233
ING Groep NV	796,587	19,890,510
JDE Peet's NV	68,291	2,485,390
Koninklijke Ahold Delhaize NV	313,595	12,835,633
Koninklijke Philips NV	216,961	5,943,687
NN Group NV	116,080	7,943,917
Randstad NV	39,409	1,544,473
		78,332,769
Norway — 0.6%
Aker BP ASA	61,187	1,585,779
DNB Bank ASA	130,663	3,335,228
Equinor ASA	159,413	3,818,148
Mowi ASA	125,619	2,761,484
Norsk Hydro ASA	407,889	2,757,558
Orkla ASA	132,870	1,349,469
Yara International ASA	48,315	1,760,217
		17,367,883
Portugal — 0.2%
EDP Renovaveis SA	42,549	622,096
EDP SA	727,413	3,616,072
		4,238,168
Singapore — 0.9%
Keppel Ltd.	537,000	4,199,527
Oversea-Chinese Banking Corp. Ltd.	322,300	4,216,134
Sembcorp Industries Ltd.(a)	105,100	526,608
Singapore Airlines Ltd.	624,100	3,176,991
Singapore Telecommunications Ltd.	1,086,900	3,547,696
United Overseas Bank Ltd.	137,300	3,651,830
Wilmar International Ltd.(a)	1,302,600	3,130,287
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	1,172,200	$3,165,826
		25,614,899
Spain — 4.5%
Acciona SA	3,012	666,682
ACS Actividades de Construccion y Servicios SA	48,099	3,949,392
Banco Bilbao Vizcaya Argentaria SA	1,595,901	32,151,136
Banco de Sabadell SA	1,519,632	5,696,941
Banco Santander SA	5,370,040	54,721,707
CaixaBank SA	823,039	8,699,313
Grifols SA	125,907	1,631,488
International Consolidated Airlines Group SA, Class DI	442,693	2,430,356
Repsol SA	558,853	10,254,591
Telefonica SA	915,002	4,640,133
		124,841,739
Sweden — 2.1%
Boliden AB(b)	64,625	2,897,944
Hexagon AB, Class B	307,807	3,752,050
Nordea Bank Abp	468,183	8,009,114
Securitas AB, Class B	159,077	2,343,340
Skanska AB, Class B	107,987	2,940,703
SKF AB, Class B	126,188	3,234,454
Svenska Handelsbanken AB, Class A	243,856	3,182,157
Swedbank AB, Class A	164,651	4,998,933
Telefonaktiebolaget LM Ericsson, Class B	1,288,932	13,077,324
Telia Co. AB	375,264	1,477,290
Trelleborg AB, Class B	39,746	1,658,689
Volvo AB, Class B	423,918	11,613,254
		59,185,252
Switzerland — 4.0%
Amrize Ltd.(b)	83,037	4,296,825
Barry Callebaut AG, Registered	769	999,731
Holcim AG	82,072	7,296,300
Novartis AG, Registered	375,051	46,416,933
Roche Holding AG, NVS	128,449	41,607,222
Sandoz Group AG	104,305	6,954,722
Swatch Group AG (The), Bearer	7,070	1,477,535
		109,049,268
United Kingdom — 17.0%
3i Group PLC	226,654	13,116,600
Anglo American PLC, NVS	166,814	6,311,010
Associated British Foods PLC	133,829	4,038,496
Aviva PLC	341,362	3,000,329
Barclays PLC	6,279,336	33,679,974
Barratt Redrow PLC	334,456	1,655,048
BP PLC	2,855,936	16,732,379
British American Tobacco PLC	1,221,405	62,554,861
BT Group PLC	2,812,934	6,865,170
Centrica PLC	2,191,233	5,164,300
CK Hutchison Holdings Ltd.	2,617,500	17,357,876
DCC PLC	40,762	2,685,360
Glencore PLC	2,480,890	11,884,864
GSK PLC	1,330,015	31,140,224
Haleon PLC	1,201,607	5,587,747
Hikma Pharmaceuticals PLC	51,454	1,244,646
HSBC Holdings PLC	4,515,945	63,220,709
Imperial Brands PLC	350,942	13,944,430
Informa PLC	310,632	3,955,373
J Sainsbury PLC	1,011,146	4,537,617
JD Sports Fashion PLC	402,319	492,996
Kingfisher PLC	567,301	2,300,735

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	15,843,594	$18,576,415
M&G PLC	448,552	1,552,962
Marks & Spencer Group PLC	410,489	2,145,141
Mondi PLC, NVS	84,350	942,851
NatWest Group PLC, NVS	2,053,294	15,807,310
Pearson PLC	99,680	1,387,348
Phoenix Group Holdings PLC	92,263	817,342
Rio Tinto PLC	267,049	19,251,551
Shell PLC	1,033,434	38,742,828
Smith & Nephew PLC	212,318	3,920,666
SSE PLC	142,446	3,588,612
Standard Chartered PLC	838,598	17,214,101
Tesco PLC	2,096,689	12,652,829
Vodafone Group PLC	13,790,851	16,694,831
WPP PLC	410,839	1,552,425
		466,317,956
Total Common Stocks — 98.1% (Cost: $2,020,578,602)		2,698,117,256
Preferred Stocks
Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	31,111	2,695,326
Henkel AG & Co. KGaA, Preference Shares, NVS	58,475	4,737,229
Porsche Automobil Holding SE, Preference Shares, NVS	125,751	4,996,523
Volkswagen AG, Preference Shares, NVS	167,571	17,450,298
		29,879,376
Total Preferred Stocks — 1.1% (Cost: $37,075,451)		29,879,376
Total Long-Term Investments — 99.2% (Cost: $2,057,654,053)		2,727,996,632
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	8,034,244	$8,038,261
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	1,200,000	1,200,000
Total Short-Term Securities — 0.3% (Cost: $9,237,483)		9,238,261
Total Investments — 99.5% (Cost: $2,066,891,536)		2,737,234,893
Other Assets Less Liabilities — 0.5%		12,466,884
Net Assets — 100.0%		$2,749,701,777

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,705,484	$1,331,996 (a)	$—	$133	$648	$8,038,261	8,034,244	$16,155 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	880,000	320,000 (a)	—	—	—	1,200,000	1,200,000	5,993	—
				$133	$648	$9,238,261		$22,148	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	33	12/11/25	$7,130	$385,862
Euro STOXX 50 Index	109	12/19/25	7,122	189,857
FTSE 100 Index	53	12/19/25	6,798	272,010
				$847,729
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$136,104,160	$2,562,013,096	$—	$2,698,117,256
Preferred Stocks	—	29,879,376	—	29,879,376
Short-Term Securities
Money Market Funds	9,238,261	—	—	9,238,261
	$145,342,421	$2,591,892,472	$—	$2,737,234,893
Derivative Financial Instruments(a)
Assets
Equity Contracts	$189,857	$657,872	$—	$847,729

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares